Subsequent events	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Subsequent events

18. Subsequent Events

Merger Agreement

On September 4, 2024, the Company entered into the Merger Agreement with the Merger Sub and Beeline Financial Holdings, Inc. (“Beeline”). Beeline is a mortgage technology company that operates an end-to-end, all-digital, AI-enhanced platform for homeowners and property investors. On October 7, 2024, the parties executed Amendment No. 1 to the Merger Agreement.

Eastside Distilling, Inc. and Subsidiaries

Notes to Consolidated Financial Statements

September 30, 2024

(Unaudited)

On October 7, 2024, immediately after the closing under the Debt Agreement, a closing was held pursuant to the Merger Agreement (the “Merger Closing”). Beeline merged into Merger Sub and became a wholly-owned subsidiary of the Company, with the name of the surviving subsidiary being changed to Beeline Financial Holdings, Inc. In the Merger, the shareholders of Beeline gained the right to receive a total of 69,482,229 shares of Series F Preferred Stock and a total of 517,771 shares of Series F-1 Preferred Stock. In addition, each option to purchase shares of Beeline common stock outstanding at the time of the Merger was converted into an option to purchase shares of the Company’s common stock measured by the same ratio.

The sale of the Company’s common stock and Series F Preferred Stock to the shareholders of Beeline was carried out in a transaction exempt from registration pursuant to SEC Regulation 506(b).

Debt Agreement

On October 7, 2024, a closing was held pursuant to the terms of the Debt Agreement. At that closing, the following transactions were completed:

●	Aegis, Bigger, District 2 and LDI transferred to the Company a total of 31,234 shares of the Company’s Series C Preferred Stock and 119,873 shares of the Company’s common stock. The Investors also released the Company from liability for $4.1 million of senior secured debt and $2.5 million of unsecured debt. In consideration of their surrender of stock and release of debt, the Company caused Craft C+P to be merged into a limited liability company owned by the Investors.

●	The Company issued a total of 255,474 shares of Series D Preferred Stock to Bigger and District 2, and Bigger and District 2 released the Company from liability for $2.6 million of unsecured debt.

●	The Company issued a total of 200,000 shares of Series E Preferred Stock to Bigger and District 2, and Bigger and District 2 released the Company from liability for $2.0 million of unsecured debt.

●	The Company transferred a total of 108,899 shares of Bridgetown Spirits Corp. to Bigger, District 2, Esping, WPE and Grammen, and those Investors released the Company from unsecured debt in the aggregate amount of $0.9 million.

●	The Company issued a total of 190,000 shares of common stock to Esping, WPE and Grammen, and those Investors released the Company from liability for $0.2 million of unsecured debt.

Preferred Stock

On October 7, 2024 the Company filed with the Nevada Secretary of State a Certificate of Designation of 255,474 shares of Series D Preferred Stock and a Certificate of Designation of 200,000 shares of Series E Preferred Stock and a Certificate of Designation of 70.0 million shares of Series F Preferred Stock and a Certificate of Designation of 1.0 million shares of Series F-1 Preferred Stock. The material terms of each class of Preferred Stock are:

Series D Preferred Stock. Each share of Series D Preferred Stock has a stated value of $10.00. The holder of Series D Preferred Stock has no voting rights by reason of those shares, except that the approval by holders of more than 50% of the outstanding Series D Preferred Stock will be required for any corporate action that would adversely affect the preferences, privileges or rights of the Series D Preferred Stock. In the event that the Company declares a dividend payable in cash or stock to holders of any class of the Company’s stock, the holder of a share of Series D Preferred Stock will be entitled to receive an equivalent dividend on an as-converted basis. In the event of a liquidation of the Company, the holders of Series D Preferred Stock will share in the distribution of the Company’s net assets on an as-converted basis, subordinate only to the senior position of the Series B Preferred Stock. Each share of Series D Preferred Stock will be convertible into common stock by a conversion ratio equal to the stated value of the Series D share divided by the Series D Conversion Price. The initial Series D Conversion Price is $1.80 per common share, which is subject to equitable adjustment. The number of shares of common stock into which a holder may convert Series D Preferred Stock is limited by a Beneficial Ownership Limitation, which restricts the portion of the cumulative voting power in the Company that the holder and its affiliates may own after the conversion to 9.99%.

Eastside Distilling, Inc. and Subsidiaries

Notes to Consolidated Financial Statements

September 30, 2024

(Unaudited)

Series E Preferred Stock. Each share of Series E Preferred Stock has a stated value of $10.00. The holder of Series E Preferred Stock has no voting rights by reason of those shares, except that the approval by holders of more than 50% of the outstanding Series E Preferred Stock will be required for any corporate action that would adversely affect the preferences, privileges or rights of the Series E Preferred Stock. In the event that the Company declares a dividend payable in cash or stock to holders of any class of the Company’s stock, the holder of a share of Series E Preferred Stock will be entitled to receive an equivalent dividend on an as-converted basis. In the event of a liquidation of the Company, the holders of Series E Preferred Stock will share in the distribution of the Company’s net assets on an as-converted basis, subordinate only to the senior position of the Series B Preferred Stock. Commencing 390 days after the closing under the Debt Agreement (the “Measurement Date”), each share of Series E Preferred Stock will be convertible into common stock by a conversion ratio equal to the stated value of the Series E share divided by the Series E Conversion Price. The Series E Conversion Price on and after the Measurement Date will equal the average of the VWAPs for the five trading days immediately preceding the Measurement Date, subject to a “Floor Price” of $0.25 per share. The Series E Conversion Price and the Floor Price will be subject to equitable adjustment in the event of stock splits and the like. The number of shares of common stock into which a holder may convert Series E Preferred Stock is limited by a Beneficial Ownership Limitation, which restricts the portion of the cumulative voting power in the Company that the holder and its affiliates may own after the conversion to 9.99%.

Series F Preferred Stock. Each share of Series F Preferred Stock has a stated value of $0.50. The holder of Series F Preferred Stock has no voting rights by reason of those shares, except that the approval by holders of more than 50% of the outstanding Series F Preferred Stock will be required for any corporate action that would adversely affect the preferences, privileges or rights of the Series F Preferred Stock. In the event that the Company declares a dividend payable in cash or stock to holders of any class of the Company’s stock, the holder of a share of Series F Preferred Stock will be entitled to receive an equivalent dividend on an as-converted basis. In the event of a liquidation of the Company, the holders of Series F Preferred Stock will share in the distribution of the Company’s net assets on an as-converted basis, subordinate only to the senior position of the Series B Preferred Stock.

Series F-1 Preferred Stock. The material terms of the Series F-1 Preferred Stock are identical to the material terms of the Series F Preferred Stock, except that holders of Series F-1 Preferred Stock are entitled to case one vote per share at any meeting of the Company’s shareholders.

Shareholder Approval. If the shareholders of the Company approve the conversion of the Series F and the Series F-1 Preferred Stock at a meeting to be called for that purpose, each such share will be convertible into common stock by a conversion ratio equal to the stated value of the Series F or F-1 share divided by the Series F Conversion Price. The initial Series F Conversion Price is $0.50 per common share, which is subject to a “Floor Price” equal to 20% of the “Minimum Price” as defined in the Nasdaq Rules. The Series F Conversion Price and the Floor Price are subject to equitable adjustment. In addition, if during the next two years the sum of the common shares outstanding on October 7, 2024 plus shares issuable on conversion of Preferred Stock plus shares issuable on conversion of securities issued in the initial financing of the post-merger company plus shares issued to settle pre-existing liabilities (collectively, the “Measuring Shares”) exceeds 14,848,485, then the Series F Conversion Price will be adjusted to retain the ratio of common share issuable on conversion to the Measuring Shares. Likewise, if the number of Measuring Shares on October 7, 2025 is less than 14,848,485, then the Series F Conversion Price will be adjusted to retain the ration of the Measuring Shares to the number of shares issuable on conversion. The number of shares of common stock into which a holder (other than a holder otherwise subject to Section 16(a) of the Exchange Act) may convert Series F or Series F-1 Preferred Stock will be limited by a Beneficial Ownership Limitation, which restricts the portion of the cumulative voting power in the Company that the holder and its affiliates may own after the conversion to 4.99%.

Series C Preferred Stock

On October 25, 2024, the SPV transferred its remaining Series C Preferred Stock, 117,586 shares, to members in proportion to the membership interest of each. These shares were then converted to 1.1 million shares of the Company’s common stock.

Eastside Distilling, Inc. and Subsidiaries

Notes to Consolidated Financial Statements

September 30, 2024

(Unaudited)

Senior Secured Notes

Purchase Agreement

On November 14, 2024, the Company sold $1.9 million in aggregate principal amount of Senior Secured Notes (the “Notes”) and Pre-Funded Warrants to purchase a total of 363,602 shares of common stock (the “Warrants”) for total gross proceeds of $1.6 million in a private placement offering (the “Offering”).The Notes and Warrants were sold pursuant to a Securities Purchase Agreement (the “Purchase Agreement”) with accredited investors (each, an “Investor” and together the “Investors”).

The Notes have a maturity date of 120 days from issuance, were issued with a 20% original issue discount and do not bear interest unless and until one or more of the customary events of default set forth therein occurs, whereupon each Note will bear interest at a rate of 18% per annum. If the Note remains outstanding for 180 days, the Note also requires a special one-time interest payment of 30% which will increase the principal of each Note accordingly. Upon the occurrence of an event of default, each Investor also has the right to require the Company to pay all or any portion of the Note at a 25% premium. Further, the Company is required to prepay the Notes in connection with certain sales of securities or assets at each Investor’s election in an amount equal to 35% of the gross proceeds from such sales. The Company also has the right to prepay all, but not less than all, of the outstanding amounts under the Notes, at its election. The Notes contain certain restrictive covenants, including covenants precluding the Company and its subsidiaries from incurring indebtedness, transferring assets, changing the nature of its business, and engaging in certain other actions, subject to certain exceptions.

The Warrants have a term of five years from issuance and are exercisable at an exercise price of $0.50 per share (of which $0.499 per share was pre-funded by each Investor). The Warrants will be exercisable beginning upon shareholder approval of the issuance of the Common Stock issuable upon exercise of such Warrants in accordance with the rules of The Nasdaq Capital Market and an increase in the authorized Common Stock of the Company. If at any time after exercising the Warrants, there is no effective registration statement registering, or the prospectus contained therein is not available for use, then the Warrants may also be exercised, in whole or in part, by means of a “cashless exercise.”

The Company also entered in three forms of side letters with the Investors which (i) permitted one Investor which with an affiliate invested $0.4 million to exchange that amount of stated value of shares of Series F Preferred Stock for a $0.4 million 120-day promissory note to another affiliate, which note was issued immediately prior to the closing of the Offering and has substantially identical terms to the Notes issued therein, except it is subordinated with respect to its security interest, (ii) permit two Investors to convert Series D Preferred Stock beginning on April 7, 2025, and (iii) permit two Investors to receive a number of shares of Series F equal to 50% of their investment amount, or $0.1 million each, using the stated value of the Series F Preferred Stock, which is $0.50 per share, to determine the number of shares of Series F Preferred Stock.

Promissory Note

On October 30, 2024, the Company entered into a Promissory Note with LDI for $0.3 million. A balloon payment of the entire outstanding principal balance of the indebtedness together with all accrued interest shall be due and payable in full on November 24, 2024, totaling $0.4 million.

Employment Agreement: Chief Executive Officer

The Merger Agreement provided that, as a condition to closing of the Merger, The Employment Agreement between the Company and Geoffrey Gwin, the Company’s Chief Executive Officer, would be amended in a manner satisfactory to the Company, Beeline and Mr. Gwin. Accordingly, at the time of the Merger, the Company’s Employment Agreement with Geoffrey Gwin was amended as follows:

●	The performance bonuses in the Employment Agreement were replaced by a bonus of $90,000. On October 15, 2024, the Company issued 180,000 shares of common stock to Mr. Gwin at $0.50 per share in satisfaction of the Company’s bonus obligation.
●	The Company issued 400,000 shares of common stock to Mr. Gwin, which will vest on the earlier of March 31, 2025 or the date on which Mr. Gwin’s employment is terminated without cause.
●	The Company covenanted that, in the event that the conversion price of the Series F Preferred Stock is reduced, the Company will issue to Mr. Gwin a number of common shares equal to one percent of the additional shares issued as a result of the adjustment.
●	The Company agreed to issue 100,000 shares of common stock to Mr. Gwin if he is terminated by the Company without cause.
18. Subsequent Events During February 2024, LD Investments advanced the Company $0.6 million. The principal owner of LD Investments is Patrick Kilkenny.
Beeline Financial Holdings Inc [Member]
Subsequent events

NOTE 12 - SUBSEQUENT EVENTS

2024 Convertible Notes Amendment

In October 2024, the 2024 Convertible Notes (See Note 8) were amended to i) increase the principal balance by $300,000 to $3,600,000, ii) to remove the conversion feature, and to extend the maturity date through and until September 5, 2025, and payments shall be made in nine equal consecutive monthly installments of $440,328. In accordance with ASC 470-50, Debt Modifications and Extinguishments, in October 2024, in connection with the amendments to the 2024 Convertible Notes, discussed above (the “Amendments”), the Company performed an assessment of whether the Amendments were deemed to be new debt, a modification of existing debt, or an extinguishment of existing debt. The Company evaluated the Amendments for debt modification and concluded that the debt qualified for debt extinguishment. The Company determined the transaction was considered a debt extinguishment because the removal of the conversion terms was substantial. Upon extinguishment, the Company had approximately $1,000,000 of unamortized debt discount recorded which will be written off to loss on debt extinguishment. Additionally, the Company will expense the $300,000 increase in principal balance and record a loss on debt extinguishment.

Sale of Common Stock

Subsequent to September 30, 2024 through the date of this report, Beeline sold 327,880 shares of common stock for proceeds of $491,761, or $1.50 per share.

Merger Agreement

On September 4, 2024, the Company entered into the Merger Agreement with the Merger Sub and Eastside Distilling, Inc. (“Eastside”). On October 7, 2024, the parties executed Amendment No. 1 to the Merger Agreement.

On October 7, 2024, immediately after the closing under the Debt Agreement, a closing was held pursuant to the Merger Agreement (the “Merger Closing”). Beeline merged into Merger Sub and became a wholly-owned subsidiary of Eastside, with the name of the surviving subsidiary being changed to Beeline Financial Holdings, Inc. In the Merger, the shareholders of Beeline gained the right to receive a total of 69,482,229 shares of Eastside’s Series F Preferred Stock and a total of 517,771 shares of Eastside’s Series F-1 Preferred Stock. In addition, each option to purchase shares of Beeline common stock outstanding at the time of the Merger was converted into an option to purchase shares of Eastside’s common stock measured by the same ratio.

INCORPORATION OF CERTAIN INFORMATION BY REFERENCE

We file documents with the SEC pursuant to the Exchange Act, including Annual Reports on Form 10-K, Quarterly Reports on Form 10-Q, Current Reports on Form 8-K, and Proxy and Information Statements. The SEC maintains an Internet site that contains such documents and other information regarding issuers that file electronically with the SEC at www.sec.gov. The SEC allows us to “incorporate by reference” the information in certain documents that we file with it, which means that we can disclose important information to you by referring you to documents filed with the SEC. This Prospectus incorporates by reference the Company’s documents subsequently filed by us with the SEC pursuant to Sections 13(a), 13(c), 14 or 15(d) of the Exchange Act prior to the termination of the offering of the Shares under this Prospectus. The information that we subsequently file with the SEC, other than information that is furnished rather than filed, is incorporated by reference and considered to be a part of this Prospectus, and will automatically update and supersede the information contained in this Prospectus. To the extent that any information contained in any Current Report on Form 8-K, or any exhibit thereto, was furnished, rather than filed, with the SEC, that information or exhibit is specifically not incorporated by reference in this document.

You may obtain copies of these documents free of charge on our website, www.eastsidedistilling.com/ investors , as soon as reasonably practicable after they have been filed with the SEC and through the SEC’s website, www.sec.gov. You may also obtain such documents by submitting a written request either to the Company at Eastside Distilling, Inc., 755 Main Street, Building 4, Suite 3, Monroe, Connecticut, 06468, Attention: Investor Relations, or an oral request by calling the Company at +1 458-800-9154. The Company will provide to each person, including any beneficial owner, to whom a prospectus is delivered, a copy of any or all of the reports that have been incorporated by reference in the prospectus contained in the registration statement but not delivered with the prospectus upon oral or written request, at no cost to the requester, by contacting the Company as noted above.

PROSPECTUS

Eastside Distilling, Inc.

Offering of 545,406 Shares of Common Stock

        , 2024

PART II – INFORMATION NOT REQUIRED IN PROSPECTUS

Other Expenses of Issuance and Distribution

SEC registration fee	$69.18
Accounting fees and expenses	*
Legal fees and expenses	*
Transfer agent fees	*
Taxes	*
Miscellaneous	*
Total	*

*To be filed by amendment.

Indemnification of Directors and Officers

Our officers and directors are indemnified under Nevada law, our Amended and Restated Articles of Incorporation, as amended (the “Articles”), and our Amended and Restated Bylaws, as amended, against certain liabilities.

Pursuant to our Articles, we are required to indemnify to the fullest extent permitted under Nevada law any person who was or is a party or is threatened to be made a party to any threatened, pending, or completed action, suit, or proceeding, whether civil, criminal, administrative, or investigative, by reason of the fact that such person is or was a director or officer of the Company against any and all loss, liability, and expenses, including attorneys’ fees, costs, judgments, fines, and amounts paid in settlement, actually and reasonably incurred by such person in connection with such action, suit, or proceeding. The right to indemnification is not exclusive of any other right that such directors or officers may have or later acquire. Further, the right to indemnification is a contract right which may be enforced in any manner desired by the officer or director. Our Articles further provide that our Board may adopt Bylaws to provide the fullest indemnification permitted by Nevada law and may cause us to purchase and maintain insurance for any person who is or was an officer or director of the Company or another corporation, or as its representative in a partnership, joint venture, trust, or other enterprise against liability asserted and incurred arising from such status, regardless of whether the Company would have the power to indemnify such person.

Our Bylaws provide that we shall indemnify and hold harmless, to the fullest extent permitted by the laws of the State of Nevada, each person who was or is a party to, or is threatened to be made a party to, or is otherwise involved in, any threatened, pending, or completed action, suit, or proceeding (whether civil, criminal, administrative, or investigative), by reason of the fact that such person is or was a director, officer, employee or agent of the Company or is or was serving at the request of the Company as a director, officer, employee, trustee, or agent of another corporation, partnership, joint venture, trust, or other enterprise (an “Agent”). Such indemnification shall be against all expenses (including attorneys’ fees), judgments, fines, and amounts paid in settlement actually and reasonably incurred by such person in connection with such action, suit, or proceeding if such person acted in good faith and in a manner such person reasonably believed to be in or not opposed to the best interests of the Company, and with respect to any criminal action or proceeding, had no reasonable cause to believe such person’s conduct was unlawful. The termination of any action, suit, or proceeding by judgment, order, settlement, conviction, or plea of nolo contendere or its equivalent shall, in and of itself, create a presumption such person did not act in good faith and in a manner which such person believed to be in or not opposed to the best interests of the Company, and, with respect to any criminal action or proceeding, such person had reasonable cause to believe their conduct was unlawful. Notwithstanding the foregoing, the Company is required to indemnify any such person seeking indemnity in connection with an action, suit, or proceeding, whether civil, criminal, administrative, or investigative, initiated by such person only if such action, suit or proceeding was authorized by the Board or if such indemnification was authorized by an agreement approved by the Board.

The Company is further required to indemnify any person who was or is a party or threatened to be made a party to any threatened, pending, or completed action or suit by or in the right of the Company to procure a judgment in the Company’s favor by reason such person is or was an Agent against all expenses (including attorneys’ fees) actually and reasonably incurred in connection with the defense or settlement of such action if such person acted in good faith and in a manner such person reasonably believed was in the Company’s best interests. However, no indemnification shall be made for any claim, issue, or matter to which such person was adjudged to be liable to the Company by a court of competent jurisdiction after exhaustion of all appeals, unless that court determines such person is fairly and reasonably entitled to indemnity for the expenses the court deems proper despite the adjudication of liability.

Our Bylaws provide that any indemnification shall only be made by the Company as authorized in the specific case upon a determination that indemnification is proper by (i) the Board, by a majority vote of a quorum consisting of directors who were not parties to the action, suit, or proceeding; (ii) if a quorum is not obtainable or a quorum of disinterested directors so directs, by independent legal counsel in a written opinion; or (iii) by the stockholders of the Company.

The Company shall pay all expenses incurred by an Agent in defending any threatened, pending, or completed action, suit, or proceeding (whether civil, criminal, administrative, or investigative) before the final disposition of such proceeding, provided the Agent undertakes to repay such amount if it is determined the Agent is not entitled to indemnification. No advance shall be permitted if (i) the Board, by a majority vote of a quorum of disinterred directors; or (ii) if a quorum is not obtainable or a quorum of disinterested directors so directs, by independent legal counsel in a written opinion, reasonably and promptly determines that, based on the facts known to the Board or counsel at the time the determination is made, the Agent acted in bad faith and in a manner the Agent did not believe to be in or not oppose to the best interests of the Company, or, with respect to a criminal proceeding, that the Agent believed or had reasonable cause to believe their conduct was unlawful.

The Company is required to promptly, and in any event within 90 days upon written request of the Agent, make the indemnification or advance, unless it is determined that the Agent is not entitled to the indemnification or advance in the manner described above. The Agent’s right to indemnification is enforceable in any court of competent jurisdiction, if the Board or independent legal counsel denies such claim in whole or in part, or if no disposition of the claim is made within 90 days. The Agent’s expenses incurred in successfully establishing their right to indemnification in, or in defending on the merits or otherwise against, any such action, suit or proceeding shall also be indemnified by the Company.

Our Bylaws further provide that the indemnification and advancement rights provided therein are not exclusive of any other right to indemnification or advancement the Agent may be entitled to otherwise. Upon Board resolution, the Company is permitted to purchase and maintain insurance on any person who was or is an Agent against liability asserted and incurred by such Agent in any such capacity.

Section 78.7502 of the Nevada Revised Statutes (“NRS”) permits a corporation to indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative, except an action by or in the right of the corporation, by reason of the fact that the person is or was a director, officer, employee or agent of the corporation, or is or was serving at the request of the corporation as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise or as a manager of a limited-liability company, against expenses, including attorneys’ fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with the action, suit or proceeding if such person (i) is not liable pursuant to Section 78.138 of the NRS, or (ii) acted in good faith and in a manner which such person reasonably believed to be in or not opposed to the best interests of the corporation and, with respect to a criminal action or proceeding, had no reasonable cause to believe such person’s conduct was unlawful. In the case of actions brought by or in the right of the corporation, however, no indemnification may be made for any claim, issue, or matter as to which such person has been adjudged by a court of competent jurisdiction, after exhaustion of all appeals therefrom, to be liable to the corporation or for amounts paid in settlement to the corporation, unless and only to the extent that the court in which the action or suit was brought or other court of competent jurisdiction determines upon application that in view of all the circumstances of the case, such person is fairly and reasonably entitled to indemnity for such expenses as the court deems proper.

Section 78.751 of the NRS requires every corporation to indemnify a director, officer, employee, or agent to the extent such person is successful in the defense of (i) any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative, including, without limitation, an action by or in the right of the corporation, by reason of the fact that the person is or was a director, officer, employee or agent of the corporation, or is or was serving at the request of the corporation as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise; or (ii) any claim, issue, or matter therein, against expenses actually and reasonably incurred in connection with defending the action, including attorneys’ fees.

Under the NRS, discretionary indemnification pursuant to Section 78.7502, unless ordered by the court or advanced pursuant to Section 78.751(2), may be made by the corporation only as authorized in each specific case upon a determination that indemnification of the director, officer, employee, or agent is proper in the circumstances. Such determination must be made (i) by the stockholders; (ii) by the board of directors by majority vote of a quorum consisting of directors who were not parties to the action, suit, or proceeding, or (iii) if a majority vote of a quorum consisting of directors who were not parties to the action, suit, or proceeding cannot be obtained or a quorum consisting of directors who were not parties to the action, suit, or proceeding so order, by independent legal counsel in a written opinion.

Section 78.751 of the NRS further provides that the indemnification pursuant to Sections 78.751 and 78.7502 and the advancement of expenses authorized in or ordered by a court pursuant to Section 78.751 continues for a person who has ceased to be a director, officer, employee or agent and inures to the benefit of the heirs, executors and administrators of such person.

We maintain a liability insurance policy that covers certain liabilities of directors and officers of our corporation arising out of claims based on acts or omissions in their capacities as directors or officers.

Insofar as indemnification for liabilities arising under the Securities Act may be permitted to our directors, officers and controlling persons pursuant to the foregoing provisions, or otherwise, the Company has been advised that in the opinion of the SEC such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable.

RECENT SALES OF UNREGISTERED SECURITIES

The following is a summary of all securities that we have sold during the last three years without registration under the Securities Act.

On March 21, 2022 the Company entered into a Secured Line of Credit Promissory Note with TQLA, LLC, a California limited liability company, pursuant to which TQLA loaned $2,000,000 to the Company on that same date. Pursuant to the Note, the Company issued to TQLA a Warrant that allows its holder, prior to March 21, 2027, to purchase the Company’s Common Stock for $1.20 per share with the maximum purchase price equaling the aggregate amount borrowed under the Note. The issuance of the securities was exempt from registration pursuant to Section 4(a)(2) of the Securities Act .

On September 29, 2023, the Company entered into a Debt Satisfaction Agreement (the “DSA”) with The B.A.D. Company, LLC (the “SPV”) and four institutional investors. The SPV was a special purpose vehicle whose equity was owned by the four institutional investors. shared 50% by Bigger and District 2 and 50% by Aegis and LDI. Pursuant to the DSA, the Company issued to the SPV 296,722 shares of the Company’s common stock and 200,000 shares of its Series C. In exchange for that equity, the Company’s debts to the members of the SPV were reduced by a total of $6,510,000. The issuance of the securities was exempt from registration pursuant to Section 4(a)(2) of the Securities Act and Rule 506(b) thereunder.

On May 16, 2024, the Company entered into a Loan Agreement with three of the members of the SPV. Pursuant to the Loan Agreement, the three members loaned the Company and received promissory notes in the aggregate principal amount of $1,100,000 (the “2024 Secured Notes”). With the 2024 Secured Notes, the Company issued five-year Warrants to purchase a total of 1,196,043 shares of the Company’s Common Stock for $5.00 per share. The 2024 Secured Notes and Warrants were sold in reliance upon the exemption from registration contained in Section 4(a)(2) of the Securities Act and Rule 506(b) thereunder.

On October 7, 2024 the Company issued a total of 255,474 shares of Series D to two institutional investors, who in turn released the Company from liability for $2,554,746 of unsecured debt. The Series D was sold in reliance upon the exemption from registration contained in Section 4(a)(2) of the Securities Act and Rule 506(b) thereunder.

On October 7, 2024 the Company issued a total of 200,000 shares of Series E Preferred Stock to two institutional investors, who in turn released the Company from liability for $2,000,000 of unsecured debt. The Series E Preferred Stock was issued and sold in reliance upon the exemption from registration contained in Section 4(a)(2) of the Securities Act of 1933 and Rule 506(b) thereunder.

On October 7, 2024, Beeline Financial Holdings Inc. stockholders received a total of 69,482,229 shares of the Company’s Series F Preferred Stock and a total of 517,775 shares of the Company’s Series F-1 Preferred Stock. The securities were exempt from registration pursuant to Section 4(a)(2) of the Securities Act and Rule 506(b) thereunder.

On November 14, 2024, the Company sold $1,938,000 in aggregate principal amount of Senior Secured Notes (the “November Notes”) and Warrants to purchase a total of 363,602 shares of Common Stock for total gross proceeds of $1,615,000.

The Warrants have a term of five years from issuance and are exercisable at an exercise price of $0.50 per share (of which $0.499 per share was pre-funded by each Investor). The Warrants will be exercisable beginning upon stockholder approval of the issuance of the Common Stock issuable upon exercise of such Warrants in accordance with the rules of the Nasdaq Capital Market and an increase in the authorized Common Stock of the Company.

Also on November 14, 2024, the Company also entered into a side letter with an investor which permitted one investor (which with an affiliate invested $448,333.33) to exchange that amount of stated value of shares of the Series F for a $448,333.33 120-day Senior Secured Note to another affiliate of the investor, with substantially identical terms to the Notes issued therein, except it is subordinated with respect to its security interest. The Company also entered into side letters with two purchasers of the November Notes and issued such investors a number of shares of Series F equal to 50% of their investment amount, or $125,000 each, using the stated value of the Series F, which is $0.50 per share, to determine the number of shares of Series F.

All of the securities issued and sold on November 14, 2024, were issued and sold in reliance upon the exemption from registration contained in Section 4(a)(2) of the Securities Act and Rule 506(b) thereunder.

On November 22 and November 25, 2024 the Company sold Warrants to purchase a total of 343,313 shares of Common Stock as part of units at a purchase price of $510 for each unit consisting of 1,000 shares of Common Stock and a Warrant to purchase 500 shares. The Warrants were offered and sold pursuant to Section 4(a)(2) of the Securities Act and Rule 506(b) promulgated thereunder.

From November 26 to December 10, 2024, the Company sold 1,617,647 shares of Series G and five-year Warrants to purchase a total of 808,824 shares of Common Stock for total gross proceeds of $705,000. The sale was made pursuant to Section 4(a)(2) of the Securities Act and Rule 506(b) promulgated thereunder.

EXHIBIT INDEX

			Incorporated by Reference
Exhibit No.	Description	Filed/ Furnished Herewith	Form	Exhibit No.	Filing Date
3.1	Amended and Restated Articles of Incorporation of the Company		S-1	3.1	11/14/11
3.2	Articles of Merger		8-K	3.1	11/19/14
3.3	Certificate of Change		8-K	3.1	10/6/16
3.4	Certificate of Change		8-K	3.1	6/14/17
3.5	Certificate of Amendment of Articles of Incorporation		8-K	3.1	8/31/21
3.6	Certificate of Amendment to Designations of Series B Preferred Stock		8-K	3.2	10/25/21
3.7	Certificate of Change		8-K	3a	5/9/23
3.8	Certificate of Designations of the Series C Convertible Preferred Stock		8-K	3.a	9/29/23
3.9	Certificate of Amendment of Articles of Incorporation		8-K	3-a	1/4/24
3.10	Certificate of Designations of the Series D Convertible Preferred Stock		8-K	3-a	10/7/24
3.11	Certificate of Designations of the Series E Preferred Stock		8-K	3-b	10/7/24
3.12	Certificate of Designations of the Series F Convertible Preferred Stock		8-K	3-c	10/7/24
3.12(a)	Certificate of Correction - Series F Convertible Preferred Stock		8-K	3(b)	3/12/24
3.13	Certificate of Designations of the Series F-1 Convertible Preferred Stock		8-K	3-d	10/7/24
3.13(a)	Certificate of Correction - Series F-1 Convertible Preferred Stock		8-K	3(c)	3/12/24
3.14	Certificate of Designation of Series G Convertible Preferred Stock		8-K	3.1	12/3/24
3.14(a)	Certificate of Correction - Series G Convertible Preferred Stock		8-K	3(a)(2)	3/12/24
3.15	Second Amended and Restated Bylaws as adopted on August 14, 2024		8-K	10-a	8/16/24
4.1	Form of Pre-Funded Warrant		8-K	4.4	9/10/24
5.1	Legal Opinion of Robert Brantl	(1)
10.1	Eastside Distilling, Inc. 2016 Equity Incentive Plan		S-8	99.1	2/28/19
10.2	First Amended and Restated Debt Exchange Agreement dated October 3, 2024 among Eastside Distilling, Inc., Craft Canning & Bottling, LLC, Aegis Security Insurance Company, Bigger Capital Fund, LP, District 2 Capital Fund, LP LDI Investments, LLC William Esping, WPE Kids Partners and Robert Grammen		8-K	10-a	10/7/24
10.3	Agreement and Plan of Merger and Reorganization by and among Eastside Distilling, Inc., East Acquisition Sub, Inc. and Beeline Financial Holdings, Inc.		8-K	10-b	10/7/24
10.4	First Amendment Agreement and Plan of Merger and Reorganization by and among Eastside Distilling, Inc., East Acquisition Sub, Inc. and Beeline Financial Holdings, Inc. dated October 7, 2024		8-K	10-c	10/7/24
10.5	Executive Employment Agreement dated July 3, 2024 between Eastside Distilling, Inc. and Geoffrey Gwin		8-K	10-a	7/10/24
10.6	Amendment No. 1 dated October 7, 2024 to Executive Employment Agreement dated July 3, 2024 between Eastside Distilling, Inc. and Geoffrey Gwin		8-K	10-d	10/7/24

10.7	Form of Securities Purchase Agreement dated November 13, 2024+		8-K	10.1	11/15/24
10.8	Form of Senior Secured Note dated November 14, 2024+		8-K	10.2	11/15/24
10.9	Form of Prepaid Warrant to Purchase Common Stock dated November 14, 2024+		8-K	10.3	11/15/24
10.10	Form of Registration Rights Agreement dated November 14, 2024+		8-K	10.4	11/15/24
10.11	Form of Shareholder Pledge Agreement dated November 14, 2024+		8-K	10.5	11/15/24
10.12	Form of Security and Pledge Agreement dated November 14, 2024+		8-K	10.6	11/15/24
10.13	Form of Guaranty dated November 14, 2024+		8-K	10.7	11/15/24
10.14	Form of Side Letter #1 dated November 14, 2024+		8-K	10.8	11/15/24
10.15	Form of Side Letter #2 dated November 14, 2024+		8-K	10.9	11/15/24
10.16	Form of Side Letter #3 dated November 14, 2024+		8-K	10.10	11/15/24
10.17	Form of Placement Agency Agreement dated November 14, 2024+		8-K	10.11	11/15/24
10.18	Form of Securities Purchase Agreement		8-K	10.1	9/10/24
10.19	Placement Agent Agreement between Eastside Distilling, Inc. and Joseph Gunnar & Co., LLC		8-K	10.2	9/10/24
10.20	Debt Exchange Agreement dated September 4, 2024 among Eastside Distilling, Inc., Craft Canning & Bottling, LLC, Aegis Security Insurance Company, Bigger Capital Fund, LP, District 2 Capital Fund, LP LDI Investments, LLC William Esping, WPE Kids Partners and Robert Grammen		8-K	10-b	9/5/24
10.21	Loan Agreement dated May 15, 2024 among Eastside Distilling, Inc., The B.A.D. Company, LLC, Aegis Security Insurance Company, Bigger Capital Fund, LP, District 2 Capital Fund, LP and LDI Investments, LLC		8-K	10-a	5/21/24
10.22	Debt Satisfaction Agreement dated September 29, 2023 among Eastside Distilling, Inc., The B.A.D. Company, LLC, Aegis Security Insurance Company, Bigger Capital Fund, LP, District 2 Capital Fund, LP, LDI Investments, LLC and TQLA, LLC		8-K	10.a	9/29/23
16.1	Letter from M&K CPAS, PLLC		8-K	16	12/5/24
21.1	List of Subsidiaries
23.1	Consent of M&K CPAs, PLLC	(1)
23.2	Consent of Robert Brantl	(2)
23.3	Consent of Salberg & CO, P.A.	(1)
101.INS	Inline XBRL Instance Document	(1)
101.SCH	Inline XBRL Taxonomy Extension Schema	(1)
101.CAL	Inline XBRL Taxonomy Extension Calculation Linkbase	(1)
101.DEF	Inline XBRL Taxonomy Extension Definition Linkbase	(1)
101.LAB	Inline XBRL Taxonomy Extension Label Linkbase	(1)
101.PRE	Inline XBRL Taxonomy Extension Presentation Linkbase	(1)
107	Filing Fee Table	(1)

+	Certain schedules, appendices and exhibits to this agreement have been omitted in accordance with Item 601(b)(2) of Regulation S-K. A copy of any omitted schedule and/or exhibit will be furnished supplementally to the SEC Staff upon request.
#	Indicates management compensatory plan, contract or agreement.

(1)	Filed herein
(2)	Contained in Exhibit 5.1

UNDERTAKINGS

The undersigned registrant hereby undertakes:

(1) To file, during any period in which offers or sales are being made, a post-effective amendment to this registration statement:

(i) To include any prospectus required by Section 10(a)(3) of the Securities Act;

(ii) To reflect in the prospectus any facts or events arising after the effective date of the registration statement (or the most recent post-effective amendment thereof) which, individually or in the aggregate, represent a fundamental change in the information set forth in the registration statement. Notwithstanding the foregoing, any increase or decrease in volume of securities offered (if the total dollar value of securities offered would not exceed that which was registered) and any deviation from the low or high end of the estimated maximum offering range may be reflected in the form of prospectus filed with the SEC pursuant to Rule 424(b) if, in the aggregate, the changes in volume and price represent no more than a 20% change in the maximum aggregate offering price set forth in the Calculation of Registration Fee table in the effective registration statement.

(iii) To include any material information with respect to the plan of distribution not previously disclosed in the registration statement or any material change to such information in the registration statement;

(2) That, for the purpose of determining any liability under the Securities Act, each such post-effective amendment shall be deemed to be a new registration statement relating to the securities offered therein, and the offering of such securities at that time shall be deemed to be the initial bona fide offering thereof.

(3) To remove from registration by means of a post-effective amendment any of the securities being registered which remain unsold at the termination of the offering.

(4) That, for the purpose of determining liability under the Securities Act to any purchaser:

If the registrant is subject to Rule 430C, each prospectus filed pursuant to Rule 424(b) as part of a registration statement relating to an offering, other than registration statements relying on Rule 430B or other than prospectuses filed in reliance on Rule 430A, shall be deemed to be part of and included in the registration statement as of the date it is first used after effectiveness. Provided, however, that no statement made in a registration statement or prospectus that is part of the registration statement or made in a document incorporated or deemed incorporated by reference into the registration statement or prospectus that is part of the registration statement will, as to a purchaser with a time of contract of sale prior to such first use, supersede or modify any statement that was made in the registration statement or prospectus that was part of the registration statement or made in any such document immediately prior to such date of first use.

(5) The undersigned registrant hereby undertakes that, for purposes of determining any liability under the Securities Act, each filing of the registrant's annual report pursuant to Section 13(a) or Section 15(d) of the Exchange Act (and, where applicable, each filing of an employee benefit plan's annual report pursuant to Section 15(d) of the Exchange Act) that is incorporated by reference in the registration statement shall be deemed to be a new registration statement relating to the securities offered therein, and the offering of such securities at that time shall be deemed to be the initial bona fide offering thereof.

(6) Insofar as indemnification for liabilities arising under the Securities Act may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the SEC such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, the registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in Monroe, Connecticut on December 13, 2024.

EASTSIDE DISTILLING, INC.

By:	/s/ Geoffrey Gwin
Geoffrey Gwin
Chief Executive Officer (Principal Executive Officer)

Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Geoffrey Gwin	Chief Executive Officer, Chairman of the Board and Director	December 13, 2024
Geoffrey Gwin

/s/ Christopher Moe	Chief Financial Officer	December 13, 2024
Christopher Moe	(Principal financial and accounting officer)

/s/ Joseph Caltabiano	Director	December 13, 2024
Joseph Caltabiano

/s/ Joseph Freedman	Director	December 13, 2024
Joseph Freedman

/s/ Eric Finnsson	Director	December 13, 2024
Eric Finnsson

/s/ Robert Grammen	Director	December 13, 2024
Robert Grammen

/s/ Stephanie Kilkenny	Director	December 13, 2024
Stephanie Kilkenny

NOTE 14 - SUBSEQUENT EVENTS

The Company’s management has evaluated subsequent events up to December 13, 2024, the date these consolidated financial statements were issued, pursuant to the requirements of ASC 855 and has determined to disclose the following subsequent events:

Sale of 2022 Convertible Notes

During 2024, i) the Company received cash proceeds from the sale of 2022 Convertible Notes of $3,442,219, ii) Series A preferred shares investors exchanged 75,700 shares of Series A preferred stock for 2022 Convertible Notes having principal amounts totaling $1,750,079, iii) the Company issued a Convertible Note in the amount of $150.000 for future services to be rendered, and iv) the Company issued a Convertible Note in the amount of $10,000 for accrued interest.

Exchange of Debt for Equity

On June 4, 2024, the Company issued 1,646,157 shares of Series B preferred stock and 7,333,207 shares of common stock for the conversion of all the convertible notes with a principal balance of $23,228,052 and accrued interest payable amounting to $1,585,958 for an aggregate amount of $24,814,011 and in exchange for all warrants issued with the convertible notes. The common shares were valued at $1.50 per share based on recent sales of common stock and the Series B shares were valued at $1.50 per share since the Series B shares are convertible into an equal amount of common shares. In connection with the conversion of the debt and accrued interest and surrender of the warrants, the Company recorded a gain on extinguishment of debt of $11,344,207.

2024 Convertible Notes

On June 5, 2024, Beeline engaged in Debenture agreements with Gunnar and issued convertible notes in the amount of $3,300,000 and received cash of $2,519,000, after deducting original issue discount and fees of $781,000., which was reflected as a debt discount to be amortized over the note term. Additionally, in connection with the 2024 Convertible Notes, the Company issued 740,496 Series B preferred shares to the 2024 convertible note holders. These series B preferred shares were valued at $770,843 based on the relative fair value of such shares, which was reflected as a debt discount to be amortized over the note term. The notes bear interest at 10% per annum and due on June 5, 2025.

In October 2024, these convertible notes were amended to i) increase the principal balance by $300,000 to $3,600,000, ii) to remove the conversion feature, and to extend the maturity date through and until September 5, 2025, and payments shall be made in nine equal consecutive monthly installments of $440,328. In accordance with ASC 470-50, Debt Modifications and Extinguishments, in October 2024, in connection with the amendments to the 2024 Convertible Notes, discussed above (the “Amendments”), the Company performed an assessment of whether the Amendments were deemed to be new debt, a modification of existing debt, or an extinguishment of existing debt. The Company evaluated the Amendments for debt modification and concluded that the debt qualified for debt extinguishment. The Company determined the transaction was considered a debt extinguishment because the removal of the conversion terms was substantive. Upon extinguishment, the Company had approximately $1,000,000 of unamortized debt discount recorded which will be written off to loss on debt extinguishment. Additionally, the Company will expense the $300,000 increase in principal balance and record a loss on debt extinguishment.

Sale of Common Stock

During 2024, the Company issued 1,605,935 shares of its common stock for cash proceeds of $2,408,902.

On October 7, 2024, immediately after the closing under the Debt Agreement, a closing was held pursuant to the Merger Agreement (the “Merger Closing”). Beeline merged into Merger Sub and became a wholly-owned subsidiary of Eastside, with the name of the surviving subsidiary being changed to Beeline Financial Holdings, Inc. In the Merger, the shareholders of Beeline gained the right to receive a total of 69,482,229 shares of Eastside’s Series F Preferred Stock and a total of 517,771 shares of Eastside’s Series F-1 Preferred Stock. In addition, each option to purchase shares of Beeline common stock outstanding at the time of the Merger was converted into an option to purchase shares of Eastside’s common stock measured by the same ratio.

Investment in Equity Method Investee

On February 7, 2024, MagicBlocks, Inc., a Delaware corporation, was incorporated by a third party. On July 31, 2024, the Company was issued 4,285,000 shares of Magic Blocks which represents 47.6% of MagicBlocks common shares outstanding. The Company has determined that its investment in MagicBlocks is subject to the equity method of accounting in accordance with ASC 825-10, Financial Instruments (“ASC 825-10”). In accordance with ASC 825-10, the Company shall include this equity method investment in “Other assets” within the consolidated balance sheets, and the Company’s portion of any gains or losses shall be included in the consolidated statements of operations. In September 2024, the Company invested $96,500 in MagicBlocks.

Series B Preferred Stock

On June 4, 2024, Beeline designated 3,110,636 shares of Series B Preferred Stock at a par value of $0.00001 with the following rights:

Dividends

Subject to the rights of any series of Preferred Stock that may from time to time come into existence after the Filing Date, holders of outstanding shares of Preferred Stock are not entitled to dividends.

Beeline Financial Holdings, Inc.

Notes to Consolidated Financial Statements

December 31, 2023 and 2022

As of December 31, 2023 and 2022, no dividends have been declared or accrued on any class of Company stock.

Voting Rights

On any matter presented to the stockholders of the Corporation for their action or consideration at any meeting of stockholders of the (‘corporation (or by written consent of stockholders in lieu of a meeting), including for the election of members of the Corporation’s Board of Directors, each holder of outstanding shares of Preferred Stock shall he entitled to cast the number of votes equal to the number of whole shares of Common Stock into which the shares of Preferred Stock held by such holder are convertible at the applicable Conversion Price therefor as of the record date for determining stockholders entitled to vote on such matter.

Liquidation Rights

Upon any liquidation, dissolution or winding-up of the Corporation, whether voluntary or involuntary (a “Liquidation”), subject to the rights of any series of Preferred Stock that may from time to time come into existence. the holders of Preferred Stock shall be entitled to receive out of the assets, whether capital or surplus, of the Corporation the same amount that holders of Common Stock would receive if the Preferred Stock were hilly convened (disregarding for such purposes any conversion limitations hereunder) to Common Stock at the

Conversion Price then applicable for each share of outstanding Preferred Stock, which amount shall be paid to the holders of Preferred Stock pan passu with the amount paid to the holders of Common Stock.

Optional Conversion

From and after the Series B Original Issue date each share of outstanding Series B Preferred Stock shall be convertible, at the option of the holder thereof, at any time, and without the payment of additional consideration by the holder thereof, into such whole number of shares of Common Stock as is determined by dividing the Series B Original Issue Price b- the Series B Conversion Price in effect at the time of conversion. The Series B Conversion Price, and the rate at which shares of Series B Preferred Stock may be convened into shares of Common Stock, shall be subject to adjustment.

For Series B preferred stock, the conversion price shall mean a price per share of Common Stock equal to the lowest of the following, as applicable at the time of conversion: (a) the price per share of Common Stock resulting from dividing (x) $25,000,000 by (y) the Fully Diluted Capitalization immediately prior to such conversion; (b) the Mandatory Debentures Conversion Price; and (c) a 25% discount to the five-day VWAP of the Common Stock prior to the date that is 366 days after the closing of a Qualified Offering or Qualified Event, subject to a floor price of $0.25 per share.

Fundamental Transaction

Each holder of outstanding shares of Preferred Stock shall have the right to receive, for each Conversion Share that would have been issuable upon such conversion immediately prior to the occurrence of such Fundamental Transaction, the number of shares of Common Stock of the successor or acquiring corporation or of the Corporation. if it is the surviving corporation. and any additional consideration (the “Alternate Consideration”) receivable as a result of such Fundamental Transaction by a holder of the number of shares of Common Stock for which such shares of Preferred Stock are convertible immediately prior to such Fundamental Transaction.

Beeline Financial Holdings, Inc.

Notes to Consolidated Financial Statements

December 31, 2023 and 2022